Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2018	2017
Tax at federal statutory rate	$(5,787)	$(16,565)
Federal Tax rate remeasurement	—	35,953
State taxes, net of federal benefit	(1,023)	993
Permanent differences	228	525
Change in valuation allowance	6,582	(22,554)
Research credits	—	(229)
Other	—	1,877
Provision for taxes	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2018	2017
Deferred tax assets/(liabilities):
Federal, state and foreign net operating losses	$70,286	$62,057
Research and other credits	3,655	3,632
Fixed assets	(176)	604
Accruals and other	4,317	4,208
Total net deferred tax assets	78,082	70,501
Less: Valuation allowance	(78,082)	(70,501)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	As of December 31,
	2018	2017
Balance at beginning of year	$1,747	$1,536
Increase based on the tax positions in the current year	29	211
Decrease for tax positions of prior year	(16)	—
Balance at end of year	$1,760	$1,747